Shareholders' Equity (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Granted, number of options (in shares)	76,100	1,028,100
Aggregate intrinsic value | $	$ 66,356
Total unrecognized compensation cost related to share-based compensation arrangements granted | $	$ 26,639
Expected cost recognition period, in years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares	$ 163.30	$ 156.66	$ 131.37
Granted, weighted average exercise price | $ / shares	$ 182.06	$ 185.30
121.42 - 216.32
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	1,452,821
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price | $ / shares	$ 163.30
2018 Equity Incentive Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Shares authorized under plan	1,500,000
Period measuring the average closing price, in days	30 days
Percent vested and exercisable from the second anniversary of the commencement date	40.00%
Additional percentage vested and exercisable from the third anniversary of the commencement date	20.00%
Additional percentage vested and exercisable from the fourth anniversary of the commencement date	20.00%
Remaining percentage vested and exercisable from the fifth anniversary of the commencement date	20.00%
Expiration period	63 months
Options available for future grants under plan	64,000
2022 Equity Incentive Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Shares authorized under plan	1,100,000
Percent vested and exercisable from the second anniversary of the commencement date	40.00%
Additional percentage vested and exercisable from the third anniversary of the commencement date	30.00%
Remaining percentage vested and exercisable from the fifth anniversary of the commencement date	30.00%
Expiration period	51 months
Options available for future grants under plan	170,000
2018 Phantom Bonus Retention Plan
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Granted, number of options (in shares)	678,100
Granted, weighted average exercise price | $ / shares	$ 139.51
2018 Phantom Bonus Retention Plan | Maximum
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Benefit As A Percentage of Company Share Price Increase	1